SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Minimum
Cash and cash equivalents
Original maturities of term deposit	3 months
Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 924,549,865	¥ 629,875,304
Mainland China | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	867,111,782	608,426,190
Mainland China | USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	216,499,485	311,341,363
Mainland China | RMB | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	546,200,227	229,710,326
Mainland China | EUR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	103,125,928	66,246,844
Mainland China | GBP | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	1,286,142	1,127,657
United States | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	497,269	1,583,932
United States | USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	497,269	1,583,932
Hong Kong S.A.R. | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	41,558,568	9,379,742
Hong Kong S.A.R. | USD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	41,517,988	9,328,332
Hong Kong S.A.R. | HKD | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	34,370	45,736
Hong Kong S.A.R. | EUR | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	6,210	5,674
Others | Cash and cash equivalents
Cash and cash equivalents
Total cash and cash equivalents balances held at financial institutions	¥ 15,382,246	¥ 10,485,440